Collaborations and License Agreements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Research and development	$ 23,027,578	$ 15,486,476
Licensing Agreements [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
License expiration period	On the later of 10 years after the first commercial sale of a product developed using the licensed compound or upon expiration of the patent rights
Royalty payments	0	0
Takeda Pharmaceutical Company Limited [Member] | Collaborative Arrangement [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
R&D services revenue recognition period	3 years
Recognized revenue	2,700,000	3,100,000
Deferred revenue	0	1,700,000
Takeda Pharmaceutical Company Limited [Member] | Maximum [Member] | Development Milestones [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Aggregate payment upon achievement of certain milestones	500,000,000
Takeda Pharmaceutical Company Limited [Member] | Maximum [Member] | Sales-Based Milestones [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Aggregate payment upon achievement of certain milestones	250,000,000
University [Member] | Licensing Agreements [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
License expiration period	Upon expiration of the patent rights or 15 years subsequent to the first sale of products developed through this License.
Number of common stock issued	400,000
Research and development	120,000
Other payments	0	0
University [Member] | Minimum [Member] | Licensing Agreements [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Annual spending requirements for development and commercialization of technology expense	$ 1,000,000